Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended	60 Months Ended	71 Months Ended	92 Months Ended	102 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000019029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RWR
C000019026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPTM
C000019039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPMD
C000019036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPYM
C000128125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPSM
C000244514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPDG
C000220766
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EFIV
C000027707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XHB
C000123372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LGLV
C000123373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SMLV
C000019037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPYG
C000160602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPYD
C000019038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPYV
C000162942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ONEV
C000162941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ONEO
C000162940
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ONEY
C000104493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MMTM
C000104492
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VLU
C000019040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDYG
C000019041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDYV
C000019043
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SLYG
C000019027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SLYV
C000033534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XAR
C000019030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KBE
C000027706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XBI
C000019034
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SDY
C000205413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CNRG
C000205414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ROKT
C000195383
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FITE
C000195381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SIMS
C000205415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KOMP
C000195382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HAIL
C000033535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XOP
C000033541
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KRE
Without Sales Load [Member] | C000019029
Average Annual Return [Line Items]
Average Annual Return, Percent	21.51%		5.28%				5.08%
Without Sales Load [Member] | C000019026
Average Annual Return [Line Items]
Average Annual Return, Percent	22.69%		12.98%				15.20%
Without Sales Load [Member] | C000019039
Average Annual Return [Line Items]
Average Annual Return, Percent	25.83%		9.03%				11.82%
Without Sales Load [Member] | C000019036
Average Annual Return [Line Items]
Average Annual Return, Percent	22.28%		13.37%				15.50%
Without Sales Load [Member] | C000128125
Average Annual Return [Line Items]
Average Annual Return, Percent	37.47%		7.34%				11.61%
Without Sales Load [Member] | C000244514
Average Annual Return [Line Items]
Average Annual Return, Percent	22.88%	20.04%
Without Sales Load [Member] | C000220766
Average Annual Return [Line Items]
Average Annual Return, Percent	25.94%		14.21%	17.60%
Without Sales Load [Member] | C000027707
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		10.45%				14.13%
Without Sales Load [Member] | C000123372
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%		8.53%				11.09%
Without Sales Load [Member] | C000123373
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%		9.79%				10.88%
Without Sales Load [Member] | C000019037
Average Annual Return [Line Items]
Average Annual Return, Percent	25.66%		14.52%				18.06%
Without Sales Load [Member] | C000160602
Average Annual Return [Line Items]
Average Annual Return, Percent	17.54%		8.23%				8.57%
Without Sales Load [Member] | C000019038
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%		11.25%				11.84%
Without Sales Load [Member] | C000162942
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%		8.59%				11.26%
Without Sales Load [Member] | C000162941
Average Annual Return [Line Items]
Average Annual Return, Percent	25.48%		10.75%				11.96%
Without Sales Load [Member] | C000162940
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%		9.58%				11.91%
Without Sales Load [Member] | C000104493
Average Annual Return [Line Items]
Average Annual Return, Percent	18.42%		12.80%				14.73%
Without Sales Load [Member] | C000104492
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%		12.49%				14.10%
Without Sales Load [Member] | C000019040
Average Annual Return [Line Items]
Average Annual Return, Percent	29.82%		8.69%				11.82%
Without Sales Load [Member] | C000019041
Average Annual Return [Line Items]
Average Annual Return, Percent	21.49%		8.99%				10.80%
Without Sales Load [Member] | C000019043
Average Annual Return [Line Items]
Average Annual Return, Percent	35.40%		7.24%				11.89%
Without Sales Load [Member] | C000019027
Average Annual Return [Line Items]
Average Annual Return, Percent	39.50%		7.15%				10.68%
Without Sales Load [Member] | C000033534
Average Annual Return [Line Items]
Average Annual Return, Percent	35.23%		17.10%				18.53%
Without Sales Load [Member] | C000019030
Average Annual Return [Line Items]
Average Annual Return, Percent	25.25%		8.80%				11.07%
Without Sales Load [Member] | C000027706
Average Annual Return [Line Items]
Average Annual Return, Percent	91.72%		3.27%				11.47%
Without Sales Load [Member] | C000019034
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%		7.27%				9.37%
Without Sales Load [Member] | C000205413
Average Annual Return [Line Items]
Average Annual Return, Percent	93.05%		2.64%		20.45%
Without Sales Load [Member] | C000205414
Average Annual Return [Line Items]
Average Annual Return, Percent	86.08%		23.64%		20.53%
Without Sales Load [Member] | C000195383
Average Annual Return [Line Items]
Average Annual Return, Percent	48.21%		17.03%			17.49%
Without Sales Load [Member] | C000195381
Average Annual Return [Line Items]
Average Annual Return, Percent	33.72%		0.75%			6.51%
Without Sales Load [Member] | C000205415
Average Annual Return [Line Items]
Average Annual Return, Percent	33.72%		2.76%		13.24%
Without Sales Load [Member] | C000195382
Average Annual Return [Line Items]
Average Annual Return, Percent	33.88%		(6.51%)			5.36%
Without Sales Load [Member] | C000033535
Average Annual Return [Line Items]
Average Annual Return, Percent	25.39%		12.44%				2.99%
Without Sales Load [Member] | C000033541
Average Annual Return [Line Items]
Average Annual Return, Percent	28.90%		5.55%				9.58%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	21.74%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%	16.92%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%		15.73%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%		15.73%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%			14.69%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%			14.69%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%		15.73%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%			14.69%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%				15.51%
Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Capped Index/Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	22.01%		5.54%				5.35%
S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Index/SSGA Total Stock Market Index/Russell 3000 Index
Average Annual Return, Percent	22.87%		13.01%				15.25%
S&P MidCap 400 Index /Russell Small Cap Completeness Index/ S&P 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index /S&P 1000 Index /Russell Small Cap Completeness Index
Average Annual Return, Percent	25.89%		9.07%				11.87%
S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index
Average Annual Return, Percent	22.32%		13.41%				15.55%
SSGA Index: S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index/SSGA Small Cap Index/Russell 2000 Index
Average Annual Return, Percent	37.50%		7.37%				11.65%
SPDR ETFs Index: S&P Sector-Neutral High Yield Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Sector-Neutral High Yield Dividend Aristocrats Index
Average Annual Return, Percent	23.07%	20.26%
SSGA Index: S&P 500 SCORED & SCREENED INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Scored & Screened Index
Average Annual Return, Percent	26.09%		14.35%	17.74%
SPDR ETFs Index: S&P Homebuilders Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Homebuilders Select Industry Index
Average Annual Return, Percent	18.56%		10.84%				14.48%
State Street® US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Large Cap Low Volatility Index/Russell 1000 Low Volatility Index
Average Annual Return, Percent	6.34%		8.67%				11.24%
State Street® US Large Cap Low Volatility Index/Russell 2000 Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Small Cap Low Volatility Index/Russell 2000 Low Volatility Index
Average Annual Return, Percent	29.19%		9.94%				11.02%
SPDR ETFs Index: S&P 500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Growth Index
Average Annual Return, Percent	25.71%		14.57%				18.14%
SPDR ETFs Index: S&P 500 High Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 High Dividend Index
Average Annual Return, Percent	17.67%		8.27%				8.63%
SPDR ETFs Index: S&P 500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Average Annual Return, Percent	18.40%		11.30%				11.92%
SPDR ETFs Index: Russell 1000 Low Volatility Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Low Volatility Focused Factor Index
Average Annual Return, Percent	13.19%		8.79%				11.49%
SPDR ETFs Index: Russell 1000 Momentum Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Momentum Focused Factor Index
Average Annual Return, Percent	25.62%		10.91%				12.16%
SPDR ETFs Index: Russell 1000 Yield Focused Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Yield Focused Factor Index
Average Annual Return, Percent	22.41%		9.79%				12.16%
SPDR ETFs Index: S&P 1500 Positive Momentum Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Positive Momentum Tilt Index
Average Annual Return, Percent	18.56%		12.96%				14.90%
SPDR ETFs Index: S&P 1500 Low Valuation Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Low Valuation Tilt Index
Average Annual Return, Percent	26.22%		12.63%				14.28%
SPDR ETFs Index: S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth Index
Average Annual Return, Percent	30.01%		8.84%				12.00%
SPDR ETFs Index: S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Value Index
Average Annual Return, Percent	21.70%		9.15%				10.97%
SPDR ETFs Index: S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Growth Index
Average Annual Return, Percent	35.62%		7.38%				12.05%
SPDR ETFs Index: S&P SmallCap 600 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Value Index
Average Annual Return, Percent	39.72%		7.30%				10.80%
SPDR ETFs Index: S&P Aerospace & Defense Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Aerospace & Defense Select Industry Index
Average Annual Return, Percent	35.75%		17.49%				18.94%
SPDR ETFs Index: S&P Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Banks Select Industry Index
Average Annual Return, Percent	25.76%		9.16%				11.43%
SPDR ETFs Index: S&P Biotechnology Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	92.00%		3.45%				11.59%
SPDR ETFs Index: S&P High Yield Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	15.41%		7.63%				9.74%
SPDR ETFs Index: S&P Kensho Clean Power Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho Clean Power Index
Average Annual Return, Percent	93.84%		2.95%		20.76%
SPDR ETFs Index: S&P Kensho Final Frontiers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho Final Frontiers Index
Average Annual Return, Percent	86.96%		24.20%		21.06%
SPDR ETFs Index: S&P Kensho Future Security Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho Future Security Index
Average Annual Return, Percent	48.54%		17.16%			17.71%
SPDR ETFs Index: S&P Kensho Intelligent Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho Intelligent Infrastructure Index
Average Annual Return, Percent	34.06%		0.46%			6.39%
SPDR ETFs Index: S&P Kensho New Economies Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho New Economies Composite Index
Average Annual Return, Percent	33.88%		2.58%		13.14%
SPDR ETFs Index: S&P Kensho Smart Transportation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Kensho Smart Transportation Index
Average Annual Return, Percent	33.25%		(7.81%)			4.43%
SPDR ETFs Index: S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return, Percent	25.73%		12.76%				3.25%
SPDR ETFs Index: S&P Regional Banks Select Industry Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Regional Banks Select Industry Index
Average Annual Return, Percent	29.43%		5.92%				9.96%